Other Property and Equipment - Held for Use and Estimated Useful Lives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Other property and equipment	$ 1,810	$ 1,721
Natural gas compressors	1,810
Less: accumulated depreciation	(692)
Less: accumulated depreciation		(630)
Total other property and equipment, net		1,091
Total other property and equipment, net	1,118
Finance lease, accumulated amortization	10
Accumulated depreciation		630
Buildings and improvements
Property, Plant and Equipment [Abstract]
Other property and equipment	$ 1,058	1,053
Buildings and improvements | Minimum
Property, Plant and Equipment [Abstract]
Estimated useful life	10 years
Buildings and improvements | Maximum
Property, Plant and Equipment [Abstract]
Estimated useful life	39 years
Computer equipment
Property, Plant and Equipment [Abstract]
Other property and equipment	$ 355	353
Estimated useful life	5 years
Sand mine
Property, Plant and Equipment [Abstract]
Other property and equipment	$ 78	0
Sand mine | Minimum
Property, Plant and Equipment [Abstract]
Estimated useful life	10 years
Sand mine | Maximum
Property, Plant and Equipment [Abstract]
Estimated useful life	30 years
Compressor
Property, Plant and Equipment [Abstract]
Other property and equipment		48
Natural gas compressors	$ 48
Assets under finance lease	$ 27
Compressor | Minimum
Property, Plant and Equipment [Abstract]
Estimated useful life	3 years
Compressor | Maximum
Property, Plant and Equipment [Abstract]
Estimated useful life	20 years
Natural gas compressors
Property, Plant and Equipment [Abstract]
Other property and equipment		27
Less: accumulated depreciation		(1)
Accumulated depreciation		1
Land
Property, Plant and Equipment [Abstract]
Other property and equipment	$ 115	106
Other
Property, Plant and Equipment [Abstract]
Other property and equipment	$ 156	$ 161
Other | Minimum
Property, Plant and Equipment [Abstract]
Estimated useful life	5 years
Other | Maximum
Property, Plant and Equipment [Abstract]
Estimated useful life	20 years